Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements (Tables) [Abstract]
Summary of financial instruments recognized at fair value and fair value measurement used
A summary of financial instruments recognized at fair value, and the fair value measurements used, follows:

	Total	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)
2012
Cash	$577	$577	$—	$—
Short-term investments	527	527	—	—
Net derivative contracts	83	—	83	—
Long-term debt converted to floating interest rates by interest rate swaps - net	87	—	87	—

2011
Cash	$385	$385	$—	$—
Short-term investments	699	699	—	—
Net derivative contracts	46	—	46	—
Long-term debt converted to floating interest rates by interest rate swaps - net	66	—	66	—

Summary of carrying value of short-term investments
A summary of the carrying value of short-term investments follows:

	2012	2011
Time deposits, certificate of deposits and demand deposits with banks	$293	$466
Money market investments	228	228
Other	6	5
Total short-term investments	$527	$699